Prospectus Supplement -- Oct. 3, 2005

Fund (Prospectus Date)                                        Fund Name Effective Oct. 1, 2005                    Prospectus Form #
AXP(R) Diversified Bond Fund (10/29/04)                       RiverSource(SM) Diversified Bond Fund                     S-6495-99 X
AXP Diversified Equity Income Fund (11/29/04)                 RiverSource Diversified Equity Income Fund                S-6475-99 X
AXP Equity Select Fund (1/28/05)                              RiverSource Mid Cap Growth Fund                           S-6426-99 Y
AXP Equity Value Fund (5/27/05)                               RiverSource Equity Value Fund                             S-6382-99 R
AXP Global Bond Fund (12/30/04)                               RiverSource Global Bond Fund                              S-6309-99 Y
AXP Global Technology Fund (12/30/04)                         RiverSource Global Technology Fund                        S-6395-99 H
AXP High Yield Bond Fund (7/29/05)                            RiverSource High Yield Bond Fund                          S-6370-99 Y
AXP High Yield Tax-Exempt Fund (1/28/05)                      RiverSource Tax-Exempt High Income Fund                   S-6430-99 Z
AXP Intermediate Tax-Exempt Fund (1/28/05)                    RiverSource Intermediate Tax-Exempt Fund                  S-6355-99 M
AXP Managed Allocation Fund (11/29/04)                        RiverSource Strategic Allocation Fund                     S-6141-99 Y
AXP Mid Cap Value Fund (11/29/04)                             RiverSource Mid Cap Value Fund                            S-6241-99 E
AXP Mutual (11/29/04)                                         RiverSource Balanced Fund                                 S-6326-99 Y
AXP Partners Aggressive Growth Fund (7/29/05)                 RiverSource Aggressive Growth Fund                        S-6260-99 E
AXP Partners Fundamental Value Fund (7/29/05)                 RiverSource Fundamental Value Fund                        S-6236-99 G
AXP Partners Growth Fund (7/29/05)                            RiverSource Fundamental Growth Fund                       S-6261-99 E
AXP Partners International Aggressive Growth Fund (12/30/04)  RiverSource International Aggressive Growth Fund          S-6243-99 G
AXP Partners International Core Fund (12/30/04)               RiverSource International Equity Fund                     S-6259-99 E
AXP Partners International Select Value Fund (12/30/04)       RiverSource International Select Value Fund               S-6242-99 G
AXP Partners International Small Cap Fund (12/30/04)          RiverSource International Small Cap Fund                  S-6258-99 E
AXP Partners Select Value Fund (7/29/05)                      RiverSource Select Value Fund                             S-6240-99 F
AXP Partners Small Cap Core Fund (7/29/05)                    RiverSource Small Cap Equity Fund                         S-6237-99 G
AXP Partners Small Cap Value Fund (7/29/05)                   RiverSource Small Cap Value Fund                          S-6239-99 G
AXP Partners Value Fund (7/29/05)                             RiverSource Value Fund                                    S-6238-99 G
AXP Portfolio Builder Aggressive Fund (4/1/05)                RiverSource Portfolio Builder Aggressive Fund             S-6282-99 C
AXP Portfolio Builder Conservative Fund (4/1/05)              RiverSource Portfolio Builder Conservative Fund           S-6282-99 C
AXP Portfolio Builder Moderate Aggressive Fund (4/1/05)       RiverSource Portfolio Builder Moderate Aggressive Fund    S-6282-99 C
AXP Portfolio Builder Moderate Conservative Fund (4/1/05)     RiverSource Portfolio Builder Moderate Conservative Fund  S-6282-99 C
AXP Portfolio Builder Moderate Fund (4/1/05)                  RiverSource Portfolio Builder Moderate Fund               S-6282-99 C
AXP Portfolio Builder Total Equity Fund (4/1/05)              RiverSource Portfolio Builder Total Equity Fund           S-6282-99 C
AXP Precious Metals Fund (5/27/05)                            RiverSource Precious Metals Fund                          S-6142-99 Z
AXP S&P 500 Index Fund (4/1/05)                               RiverSource S&P 500 Index Fund                            S-6434-99 J
AXP Selective Fund (7/29/05)                                  RiverSource Selective Fund                                S-6376-99 Z
AXP Short Duration U.S. Government Fund (7/29/05)             RiverSource Short Duration U.S. Government Fund           S-6042-99 Z
AXP Small Cap Advantage Fund (5/27/05)                        RiverSource Small Cap Advantage Fund                      S-6427-99 J
AXP Small Company Index Fund (4/1/05)                         RiverSource Small Company Index Fund                      S-6357-99 N
AXP Stock Fund (11/29/04)                                     RiverSource Stock Fund                                    S-6351-99 Y
AXP Strategy Aggressive Fund (5/27/05)                        RiverSource Strategy Aggressive Fund                      S-6381-99 R
AXP Tax-Exempt Bond Fund (1/28/05)                            RiverSource Tax-Exempt Bond Fund                          S-6310-99 Z
AXP Tax-Free Money Fund (2/25/05)                             RiverSource Tax-Exempt Money Market Fund                  S-6433-99 Z
AXP Threadneedle Emerging Markets Fund (12/30/04)             RiverSource Emerging Markets Fund                         S-6354-99 M
AXP Threadneedle European Equity Fund (12/30/04)              RiverSource European Equity Fund                          S-6006-99 G
AXP Threadneedle Global Balanced Fund (12/30/04)              RiverSource Global Balanced Fund                          S-6352-99 L
AXP Threadneedle Global Equity Fund (12/30/04)                RiverSource Global Equity Fund                            S-6334-99 X
AXP Threadneedle International Fund (12/30/04)                RiverSource International Opportunity Fund                S-6140-99 Z
AXP U.S. Government Mortgage Fund (7/29/05)                   RiverSource U.S. Government Mortgage Fund                 S-6245-99 F

References to "Fund" throughout this supplement refers to the foregoing individual funds, singularly or collectively as the context requires.

                                     -- 2 --

SEPARATION FROM AMERICAN EXPRESS COMPANY

On September 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) became an independent company with no affiliation to American Express Company and is now trading as a separate public company under the ticker symbol AMP. Ameriprise Financial and its subsidiaries provide a variety of services to the RiverSource Mutual Funds:

Company Name (Effective Aug. 1, 2005)       Former Name/Service Provider              Services
------------------------------------------- ----------------------------------------- -----------------------------------------
Ameriprise Financial, Inc.                  American Express Financial Corporation    Administrative Services
------------------------------------------- ----------------------------------------- -----------------------------------------
RiverSource Investments, LLC                Services previously provided by           Investment Management Services
                                            American Express Financial Corporation
------------------------------------------- ----------------------------------------- -----------------------------------------
Ameriprise Financial Services, Inc.         American Express Financial Advisors Inc.  Distribution Services
------------------------------------------- ----------------------------------------- -----------------------------------------
RiverSource Service Corporation             American Express Client Service           Transfer Agent Services
                                            Corporation
------------------------------------------- ----------------------------------------- -----------------------------------------
Ameriprise Trust Company                    American Express Trust Company            Custodian Services (certain RiverSource
                                                                                      Funds only)
------------------------------------------- ----------------------------------------- -----------------------------------------

On October 1, 2005, the Fund names were changed to RiverSource as noted previously.

ADDITIONAL UPDATES AND CHANGES

For RiverSource Balanced Fund, RiverSource Diversified Equity Income Fund, RiverSource Emerging Markets Fund, RiverSource Global Bond Fund, RiverSource Global Equity Fund, RiverSource Global Technology Fund, RiverSource High Yield Bond Fund, RiverSource Selective Fund, RiverSource Short Duration U.S. Government Fund, RiverSource Stock Fund, RiverSource Strategic Allocation Fund and RiverSource Tax-Exempt High Income Fund:

At a Board of Directors meeting on January 12-13, 2005, the directors of each of the Funds determined that it was in the best interests of shareholders to withdraw each Fund's assets from the master portfolio structure. The steps to withdraw from the master portfolio and establish an independent portfolio of securities for each Fund are expected to be completed in late 2005 or early 2006. RiverSource Investments, LLC, the investment manager to the master portfolio, will continue to serve as investment manager to each of the Funds under the same terms and conditions.

For all Funds:

Fee and expense tables and expense examples contained in the Fund's prospectus, which describe the fees and expenses you may pay if you buy and hold shares of the Fund, have been updated, adjusted to reflect current fees. The updated fee and expense tables and expense examples referenced below replaces those in the Fund's current prospectus.

Fund                                                      Page

RiverSource Aggressive Growth Fund                           4
RiverSource Balanced Fund                                    5
RiverSource Diversified Bond Fund                            6
RiverSource Diversified Equity Income Fund                   7
RiverSource Emerging Markets Fund                            8
RiverSource Equity Value Fund                                9
RiverSource European Equity Fund                            10
RiverSource Fundamental Growth Fund                         11
RiverSource Fundamental Value Fund                          12
RiverSource Global Balanced Fund                            13
RiverSource Global Bond Fund                                14
RiverSource Global Equity Fund                              15
RiverSource Global Technology Fund                          16
RiverSource High Yield Bond Fund                            17
RiverSource Intermediate Tax-Exempt Fund                    18
RiverSource International Aggressive Growth Fund            19
RiverSource International Equity Fund                       20
RiverSource International Opportunity Fund                  21
RiverSource International Select Value Fund                 22
RiverSource International Small Cap Fund                    23
RiverSource Mid Cap Growth Fund                             24
RiverSource Mid Cap Value Fund                              25
RiverSource Portfolio Builder Aggressive Fund               26

Fund                                                      Page

RiverSource Portfolio Builder Conservative Fund             26
RiverSource Portfolio Builder Moderate Aggressive Fund      26
RiverSource Portfolio Builder Moderate Conservative Fund    26
RiverSource Portfolio Builder Moderate Fund                 26
RiverSource Portfolio Builder Total Equity Fund             26
RiverSource Precious Metals Fund                            32
RiverSource S&P 500 Index Fund                              33
RiverSource Select Value Fund                               34
RiverSource Selective Fund                                  35
RiverSource Short Duration U.S. Government Fund             36
RiverSource Small Cap Advantage Fund                        37
RiverSource Small Cap Equity Fund                           38
RiverSource Small Cap Value Fund                            39
RiverSource Small Company Index Fund                        40
RiverSource Stock Fund                                      41
RiverSource Strategic Allocation Fund                       42
RiverSource Strategy Aggressive Fund                        43
RiverSource Tax-Exempt Bond Fund                            44
RiverSource Tax-Exempt High Income Fund                     45
RiverSource Tax-Exempt Money Market Fund                    46
RiverSource U.S. Government Mortgage Fund                   47
RiverSource Value Fund                                      48

                                     -- 3 --

RiverSource Aggressive Growth Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.89%    0.89%   0.89%    0.89%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.83%    0.86%   0.86%    0.91%
Total                                          1.97%    2.75%   2.75%    1.80%
Fee waiver/expense reimbursement               0.53%    0.54%   0.55%    0.53%
Net expenses(e)                                1.44%    2.21%   2.20%    1.27%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.003% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.44% for Class A; 2.21% for Class B; 2.20% for Class C and 1.27% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $713       $1,110       $1,531       $2,704
Class B                         $724(b)    $1,203(b)    $1,608(b)    $2,857(c)
Class C                         $323(b)    $  802       $1,407       $3,044
Class Y                         $129       $  515       $  927       $2,078

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $713       $1,110       $1,531       $2,704
Class B                         $224       $  803       $1,408       $2,857(b)
Class C                         $223       $  802       $1,407       $3,044
Class Y                         $129       $  515       $  927       $2,078

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                     -- 4 --

RiverSource Balanced Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             0.51%    0.51%   0.51%    0.51%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.27%    0.29%   0.29%    0.36%
Total                                          1.03%    1.80%   1.80%    0.87%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $674         $884       $1,112       $1,766
Class B                         $683(b)      $967(b)    $1,176(b)    $1,918(c)
Class C                         $283(b)      $567       $  976       $2,121
Class Y                         $ 89         $278       $  483       $1,077

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $674         $884       $1,112       $1,766
Class B                         $183         $567       $  976       $1,918(b)
Class C                         $183         $567       $  976       $2,121
Class Y                         $ 89         $278       $  483       $1,077

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                     -- 5 --

RiverSource Diversified Bond Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.49%    0.49%   0.49%    0.49%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(c)                              0.28%    0.28%   0.28%    0.36%
Total                                          1.02%    1.77%   1.77%    0.85%
Fee waiver/expense reimbursement               0.13%    0.12%   0.11%    0.12%
Net expenses(d)                                0.89%    1.65%   1.66%    0.73%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B; 1.66% for Class C and 0.73% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $562         $772       $1,000       $1,657
Class B                         $668(b)      $946(b)    $1,149(b)    $1,880(c)
Class C                         $269(b)      $547       $  950       $2,080
Class Y                         $ 75         $259       $  460       $1,042

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $562         $772       $1,000       $1,657
Class B                         $168         $546       $  949       $1,880(b)
Class C                         $169         $547       $  950       $2,080
Class Y                         $ 75         $259       $  460       $1,042

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                     -- 6 --

RiverSource Diversified Equity Income Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             0.57%    0.57%   0.57%    0.57%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.26%    0.28%   0.28%    0.35%
Total                                          1.08%    1.85%   1.85%    0.92%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.09% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $679         $899       $1,137       $1,821
Class B                         $688(b)      $982(b)    $1,202(b)    $1,972(c)
Class C                         $288(b)      $582       $1,002       $2,174
Class Y                         $ 94         $294       $  510       $1,136

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $679         $899       $1,137       $1,821
Class B                         $188         $582       $1,002       $1,972(b)
Class C                         $188         $582       $1,002       $2,174
Class Y                         $ 94         $294       $  510       $1,136

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                                                         -- 7 --

RiverSource Emerging Markets Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             1.01%    1.01%   1.01%    1.01%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.55%    0.56%   0.57%    0.62%
Total(f)                                       1.81%    2.57%   2.58%    1.63%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.08% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Emerging Markets Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.99% for Class A; 2.75% for Class B; 2.75% for Class C and 1.82% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $748       $1,112       $1,500       $2,584
Class B                         $760(b)    $1,200(b)    $1,566(b)    $2,723(c)
Class C                         $361(b)    $  803       $1,371       $2,919
Class Y                         $166       $  514       $  888       $1,938

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $748       $1,112       $1,500       $2,584
Class B                         $260       $  800       $1,366       $2,723(b)
Class C                         $261       $  803       $1,371       $2,919
Class Y                         $166       $  514       $  888       $1,938

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                     -- 8 --

RiverSource Equity Value Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.58%    0.58%   0.58%    0.58%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.30%    0.32%   0.32%    0.38%
Total                                          1.13%    1.90%   1.90%    0.96%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $684         $914       $1,162       $1,875
Class B                         $693(b)      $997(b)    $1,227(b)    $2,026(c)
Class C                         $293(b)      $597       $1,027       $2,227
Class Y                         $ 98         $306       $  532       $1,183

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $684         $914       $1,162       $1,875
Class B                         $193         $597       $1,027       $2,026(b)
Class C                         $193         $597       $1,027       $2,227
Class Y                         $ 98         $306       $  532       $1,183

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                     -- 9 --

RiverSource European Equity Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.68%    0.68%   0.68%    0.68%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.58%    0.60%   0.60%    0.63%
Total                                          1.51%    2.28%   2.28%    1.31%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.12% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper European Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $720       $1,025       $1,352       $2,278
Class B                         $731(b)    $1,113(b)    $1,421(b)    $2,426(c)
Class C                         $331(b)    $  713       $1,221       $2,620
Class Y                         $133       $  415       $  719       $1,584

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $720       $1,025       $1,352       $2,278
Class B                         $231       $  713       $1,221       $2,426(b)
Class C                         $231       $  713       $1,221       $2,620
Class Y                         $133       $  415       $  719       $1,584

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 10 --

RiverSource Fundamental Growth Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.72%    0.72%   0.72%    0.72%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.59%    0.62%   0.63%    0.67%
Total                                          1.56%    2.34%   2.35%    1.39%
Fee waiver/expense reimbursement               0.22%    0.23%   0.24%    0.22%
Net expenses(e)                                1.34%    2.11%   2.11%    1.17%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.06% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.40% for Class A; 2.17% for Class B; 2.17% for Class C and 1.23% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $704       $1,019       $1,357       $2,312
Class B                         $714(b)    $1,109(b)    $1,430(b)    $2,467(c)
Class C                         $314(b)    $  711       $1,235       $2,672
Class Y                         $119       $  419       $  741       $1,655

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $704       $1,019       $1,357       $2,312
Class B                         $214       $  709       $1,230       $2,467(b)
Class C                         $214       $  711       $1,235       $2,672
Class Y                         $119       $  419       $  741       $1,655

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 11 --

RiverSource Fundamental Value Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.73%    0.73%   0.73%    0.73%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.32%    0.33%   0.34%    0.40%
Total                                          1.30%    2.06%   2.07%    1.13%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $700       $  964       $1,248       $2,057
Class B                         $709(b)    $1,046(b)    $1,309(b)    $2,199(c)
Class C                         $310(b)    $  649       $1,114       $2,405
Class Y                         $115       $  359       $  623       $1,379

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                              1 year      3 years     5 years     10 years
Class A(a)                      $700         $964       $1,248       $2,057
Class B                         $209         $646       $1,109       $2,199(b)
Class C                         $210         $649       $1,114       $2,405
Class Y                         $115         $359       $  623       $1,379

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 12 --

RiverSource Global Balanced Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.72%    0.72%   0.72%    0.72%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.54%    0.55%   0.54%    0.62%
Total                                          1.51%    2.27%   2.26%    1.34%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Global Flexible Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year      3 years     5 years     10 years
Class A(a)                      $720       $1,025       $1,352       $2,278
Class B                         $730(b)    $1,110(b)    $1,416(b)    $2,418(c)
Class C                         $329(b)    $  707       $1,211       $2,600
Class Y                         $136       $  425       $  735       $1,618

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:
                              1 year      3 years      5 years      10 years
Class A(a)                      $720       $1,025       $1,352       $2,278
Class B                         $230       $  710       $1,216       $2,418(b)
Class C                         $229       $  707       $1,211       $2,600
Class Y                         $136       $  425       $  735       $1,618

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 13 --

RiverSource Global Bond Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.75%    0.75%   0.75%    0.75%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.36%    0.37%   0.36%    0.44%
Total                                          1.36%    2.12%   2.11%    1.19%
Fee waiver/expense reimbursement               0.11%    0.10%   0.09%    0.11%
Net expenses(e)                                1.25%    2.02%   2.02%    1.08%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.25% for Class A; 2.02% for Class B: 2.02% for Class C and 1.08% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $596       $  875       $1,175       $2,028
Class B                         $705(b)    $1,055(b)    $1,331(b)    $2,254(c)
Class C                         $305(b)    $  653       $1,127       $2,439
Class Y                         $110       $  367       $  645       $1,438

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $596         $875       $1,175       $2,028
Class B                         $205         $655       $1,131       $2,254(b)
Class C                         $205         $653       $1,127       $2,439
Class Y                         $110         $367       $  645       $1,438

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 14 --

RiverSource Global Equity Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             0.67%    0.67%   0.67%    0.67%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.51%    0.53%   0.54%    0.58%
Total                                          1.43%    2.20%   2.21%    1.25%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.12% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Global Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $712       $1,002       $1,313       $2,194
Class B                         $723(b)    $1,088(b)    $1,381(b)    $2,343(c)
Class C                         $324(b)    $  691       $1,186       $2,549
Class Y                         $127       $  397       $  687       $1,516

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $712       $1,002       $1,313       $2,194
Class B                         $223       $  688       $1,181       $2,343(b)
Class C                         $224       $  691       $1,186       $2,549
Class Y                         $127       $  397       $  687       $1,516

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 15 --

RiverSource Global Technology Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             0.83%    0.83%   0.83%    0.83%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.66%    0.69%   0.66%    0.72%
Total                                          1.74%    2.52%   2.49%    1.55%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.11% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Science and Technology Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.82% for Class A; 2.59% for Class B; 2.59% for Class C and 1.63% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $742       $1,092       $1,465       $2,513
Class B                         $755(b)    $1,185(b)    $1,541(b)    $2,668(c)
Class C                         $352(b)    $  776       $1,326       $2,830
Class Y                         $158       $  490       $  846       $1,851

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $742       $1,092       $1,465       $2,513
Class B                         $255       $  785       $1,341       $2,668(b)
Class C                         $252       $  776       $1,326       $2,830
Class Y                         $158       $  490       $  846       $1,851

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 16 --

RiverSource High Yield Bond Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.57%    0.57%   0.57%    0.57%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.24%    0.24%   0.24%    0.32%
Total                                          1.06%    1.81%   1.81%    0.89%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $578         $796       $1,033       $1,712
Class B                         $684(b)      $970(b)    $1,181(b)    $1,934(c)
Class C                         $284(b)      $570       $  981       $2,132
Class Y                         $ 91         $284       $  494       $1,100

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $578         $796       $1,033       $1,712
Class B                         $184         $570       $  981       $1,934(b)
Class C                         $184         $570       $  981       $2,132
Class Y                         $ 91         $284       $  494       $1,100

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 17 --

RiverSource Intermediate Tax-Exempt Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales (
as a percentage of offering price at time of purchase)                 none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(c)                              0.22%    0.22%   0.22%    0.28%
Total                                          0.92%    1.67%   1.67%    0.73%
Fee waiver/expense reimbursement               0.13%    0.12%   0.12%    0.09%
Net expenses(d)                                0.79%    1.55%   1.55%    0.64%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B; 1.55% for Class C and 0.64% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $552         $742       $  949       $1,545
Class B                         $658(b)      $915(b)    $1,097(b)    $1,771(c)
Class C                         $258(b)      $515       $  897       $1,971
Class Y                         $ 65         $225       $  398       $  902

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:
                                1 year      3 years      5 years     10 years
Class A(a)                      $552         $742         $949       $1,545
Class B                         $158         $515         $897       $1,771(b)
Class C                         $158         $515         $897       $1,971
Class Y                         $ 65         $225         $398       $  902

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 18 --

RiverSource International Aggressive Growth Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             1.02%    1.02%   1.02%    1.02%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.58%    0.60%   0.59%    0.67%
Total                                          1.85%    2.62%   2.61%    1.69%
Fee waiver/expense reimbursement               0.08%    0.08%   0.07%    0.09%
Net expenses(e)                                1.77%    2.54%   2.54%    1.60%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.02% for the most recent fiscal year. The index against which the Fund's performance was measured for purposes of determining the performance incentive adjustment was the Lipper International Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and absorb certain expenses until Oct. 31, 2005, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.75% for Class A; 2.52% for Class B; 2.52% for Class C and 1.58% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $745       $1,116       $1,512       $2,618
Class B                         $757(b)    $1,207(b)    $1,584(b)    $2,765(c)
Class C                         $357(b)    $  805       $1,380       $2,943
Class Y                         $163       $  524       $  910       $1,995

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $745       $1,116       $1,512       $2,618
Class B                         $257       $  807       $1,384       $2,765(b)
Class C                         $257       $  805       $1,380       $2,943
Class Y                         $163       $  524       $  910       $1,995

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 19 --

RiverSource International Equity Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.93%    0.93%   0.93%    0.93%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.55%    0.58%   0.58%    0.64%
Total                                          1.73%    2.51%   2.51%    1.57%
Fee waiver/expense reimbursement               0.12%    0.12%   0.12%    0.13%
Net expenses(e)                                1.61%    2.39%   2.39%    1.44%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper International Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.65% for Class A; 2.43% for Class B; 2.43% for Class C and 1.48% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $729       $1,078       $1,450       $2,494
Class B                         $742(b)    $1,170(b)    $1,526(b)    $2,649(c)
Class C                         $342(b)    $  770       $1,326       $2,841
Class Y                         $147       $  483       $  844       $1,862

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $729       $1,078       $1,450       $2,494
Class B                         $242       $  770       $1,326       $2,649(b)
Class C                         $242       $  770       $1,326       $2,841
Class Y                         $147       $  483       $  844       $1,862

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 20 --

RiverSource International Opportunity Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.68%    0.68%   0.68%    0.68%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.63%    0.66%   0.64%    0.70%
Total                                          1.56%    2.34%   2.32%    1.38%
Fee waiver/expense reimbursement               0.12%    0.14%   0.12%    0.11%
Net expenses(e)                                1.44%    2.20%   2.20%    1.27%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.11% for the most recent fiscal year. The index against which the Fund's performance was measured for purposes of determining the performance incentive adjustment was the Lipper International Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.55% for Class A; 2.31% for Class B; 2.31% for Class C and 1.38% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $713       $1,029       $1,366       $2,320
Class B                         $723(b)    $1,117(b)    $1,439(b)    $2,474(c)
Class C                         $323(b)    $  713       $1,230       $2,651
Class Y                         $129       $  426       $  746       $1,653

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $713       $1,029       $1,366       $2,320
Class B                         $223       $  717       $1,239       $2,474(b)
Class C                         $223       $  713       $1,230       $2,651
Class Y                         $129       $  426       $  746       $1,653

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 21 --

RiverSource International Select Value Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.90%    0.90%   0.90%    0.90%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.37%    0.38%   0.38%    0.45%
Total                                          1.52%    2.28%   2.28%    1.35%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance was measured for purposes of determining the performance incentive adjustment was the Lipper International Funds Index from the beginning of the fiscal period through July 2004, and was the Lipper International Multi-Cap Value Funds Index from July 2004 through the end of the period. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $721       $1,028       $1,357       $2,288
Class B                         $731(b)    $1,113(b)    $1,421(b)    $2,429(c)
Class C                         $331(b)    $  713       $1,221       $2,620
Class Y                         $137       $  428       $  740       $1,629

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $721       $1,028       $1,357       $2,288
Class B                         $231       $  713       $1,221       $2,429(b)
Class C                         $231       $  713       $1,221       $2,620
Class Y                         $137       $  428       $  740       $1,629

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 22 --

RiverSource International Small Cap Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             1.06%    1.06%   1.06%    1.06%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.95%    0.98%   0.99%    1.02%
Total                                          2.26%    3.04%   3.05%    2.08%
Fee waiver/expense reimbursement               0.40%    0.41%   0.41%    0.39%
Net expenses(e)                                1.86%    2.63%   2.64%    1.69%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.06% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper International Small-Cap Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.92% for Class A; 2.69% for Class B; 2.70% for Class C and 1.75% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $753       $1,205       $1,682       $2,996
Class B                         $766(b)    $1,301(b)    $1,761(b)    $3,147(c)
Class C                         $367(b)    $  904       $1,566       $3,339
Class Y                         $172       $  615       $1,084       $2,385

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $753       $1,205       $1,682       $2,996
Class B                         $266       $  901       $1,561       $3,147(b)
Class C                         $267       $  904       $1,566       $3,339
Class Y                         $172       $  615       $1,084       $2,385

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 23 --

RiverSource Mid Cap Growth Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.49%    0.49%   0.49%    0.49%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.30%    0.32%   0.33%    0.39%
Total                                          1.04%    1.81%   1.82%    0.88%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.09% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $675         $887       $1,117       $1,777
Class B                         $684(b)      $970(b)    $1,181(b)    $1,929(c)
Class C                         $285(b)      $573       $  986       $2,142
Class Y                         $ 90         $281       $  488       $1,089

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $675         $887       $1,117       $1,777
Class B                         $184         $570       $  981       $1,929(b)
Class C                         $185         $573       $  986       $2,142
Class Y                         $ 90         $281       $  488       $1,089

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 24 --

RiverSource Mid Cap Value Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(c)                             0.77%    0.77%   0.77%    0.77%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.39%    0.40%   0.40%    0.46%
Total                                          1.41%    2.17%   2.17%    1.23%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $710       $  996       $1,303       $2,173
Class B                         $720(b)    $1,079(b)    $1,365(b)    $2,315(c)
Class C                         $320(b)    $  679       $1,165       $2,508
Class Y                         $125       $  391       $  677       $1,494

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $710         $996       $1,303       $2,173
Class B                         $220         $679       $1,165       $2,315(b)
Class C                         $220         $679       $1,165       $2,508
Class Y                         $125         $391       $  677       $1,494

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 25 --

RiverSource Portfolio Builder Funds

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying funds held by the Fund. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees and pay only a nominal transfer agency fee. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly. Expenses are based on the Fund's and the underlying funds' most recent fiscal years, adjusted to reflect current fees.

Conservative Fund

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A   Class B      Class C       Class Y
Management fees                                                        0.08%      0.08%        0.08%         0.08%
Distribution (12b-1) fees                                              0.25%      1.00%        1.00%         0.00%
Other expenses(c)                                                      0.59%      0.60%        0.60%         0.68%
Total Fund expenses                                                    0.92%      1.68%        1.68%         0.76%
Fee waiver/expense reimbursement                                       0.33%      0.31%        0.31%         0.34%
Net Fund expenses(d)                                                   0.59%      1.37%        1.37%         0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.70%      0.70%        0.70%         0.70%
Total Fund and underlying fund expenses(f)                             1.29%      2.07%        2.07%         1.12%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.63% for all classes. The "Total Fund and underlying fund expenses" is 1.22% for Class A; 2.00% for Class B; 2.00% for Class C and 1.05% for Class Y.

                                    -- 26 --

Moderate Conservative Fund

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A   Class B      Class C       Class Y
Management fees                                                        0.08%      0.08%        0.08%         0.08%
Distribution (12b-1) fees                                              0.25%      1.00%        1.00%         0.00%
Other expenses(c)                                                      0.39%      0.41%        0.44%         0.49%
Total Fund expenses                                                    0.72%      1.49%        1.52%         0.57%
Fee waiver/expense reimbursement                                       0.13%      0.12%        0.15%         0.15%
Net Fund expenses(d)                                                   0.59%      1.37%        1.37%         0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.79%      0.79%        0.79%         0.79%
Total Fund and underlying fund expenses(f)                             1.38%      2.16%        2.16%         1.21%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.72% for all classes. The "Total Fund and underlying fund expenses" is 1.31% for Class A; 2.09% for Class B; 2.09% for Class C and 1.14% for Class Y.

Moderate Fund

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A   Class B      Class C       Class Y
Management fees                                                        0.08%      0.08%        0.08%         0.08%
Distribution (12b-1) fees                                              0.25%      1.00%        1.00%         0.00%
Other expenses(c)                                                      0.30%      0.31%        0.32%         0.39%
Total Fund expenses                                                    0.63%      1.39%        1.40%         0.47%
Fee waiver/expense reimbursement                                       0.04%      0.02%        0.03%         0.05%
Net Fund expenses(d)                                                   0.59%      1.37%        1.37%         0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.84%      0.84%        0.84%         0.84%
Total Fund and underlying fund expenses(f)                             1.43%      2.21%        2.21%         1.26%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.78% for all classes. The "Total Fund and underlying fund expenses" is 1.37% for Class A; 2.15% for Class B; 2.15% for Class C and 1.20% for Class Y.

                                    -- 27 --

Moderate Aggressive Fund

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A   Class B      Class C       Class Y
Management fees                                                        0.08%      0.08%        0.08%         0.08%
Distribution (12b-1) fees                                              0.25%      1.00%        1.00%         0.00%
Other expenses(c)                                                      0.32%      0.34%        0.33%         0.40%
Total Fund expenses                                                    0.65%      1.42%        1.41%         0.48%
Fee waiver/expense reimbursement                                       0.06%      0.05%        0.04%         0.06%
Net Fund expenses(d)                                                   0.59%      1.37%        1.37%         0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.87%      0.87%        0.87%         0.87%
Total Fund and underlying fund expenses(f)                             1.46%      2.24%        2.24%         1.29%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.82% for all classes. The "Total Fund and underlying fund expenses" is 1.41% for Class A; 2.19% for Class B; 2.19% for Class C and 1.24% for Class Y.

Aggressive Fund

Shareholder Fees (fees paid directly from your investment)
                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A   Class B      Class C       Class Y
Management fees                                                        0.08%      0.08%        0.08%         0.08%
Distribution (12b-1) fees                                              0.25%      1.00%        1.00%         0.00%
Other expenses(c)                                                      0.45%      0.46%        0.47%         0.53%
Total Fund expenses                                                    0.78%      1.54%        1.55%         0.61%
Fee waiver/expense reimbursement                                       0.19%      0.17%        0.18%         0.19%
Net Fund expenses(d)                                                   0.59%      1.37%        1.37%         0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.89%      0.89%        0.89%         0.89%
Total Fund and underlying fund expenses(f)                             1.48%      2.26%        2.26%         1.31%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.85% for all classes. The "Total Fund and underlying fund expenses" is 1.44% for Class A; 2.22% for Class B; 2.22% for Class C and 1.27% for Class Y.

                                    -- 28 --

Total Equity Fund

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A   Class B      Class C       Class Y
Management fees                                                        0.08%      0.08%        0.08%         0.08%
Distribution (12b-1) fees                                              0.25%      1.00%        1.00%         0.00%
Other expenses(c)                                                      0.50%      0.51%        0.52%         0.58%
Total Fund expenses                                                    0.83%      1.59%        1.60%         0.66%
Fee waiver/expense reimbursement                                       0.24%      0.22%        0.23%         0.24%
Net Fund expenses(d)                                                   0.59%      1.37%        1.37%         0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.93%      0.93%        0.93%         0.93%
Total Fund and underlying fund expenses(f)                             1.52%      2.30%        2.30%         1.35%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.90% for all classes. The "Total Fund and underlying fund expenses" is 1.49% for Class A; 2.27% for Class B; 2.27% for Class C and 1.32% for Class Y.

                                    -- 29 --

Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:

Conservative Fund               1 year     3 years      5 years     10 years
Class A(a)                      $600       $  931       $1,286       $2,284
Class B                         $610(b)    $1,013(b)    $1,343(b)    $2,507(d)
Class C                         $210(b)    $  713       $1,243       $2,697
Class Y                         $114       $  429       $  766       $1,722

Moderate Conservative Fund      1 year     3 years      5 years     10 years
Class A(a)                      $609       $  918       $1,249       $2,185
Class B                         $619(b)    $1,001(b)    $1,310(b)    $2,417(d)
Class C                         $219(b)    $  707       $1,223       $2,639
Class Y                         $123       $  416       $  731       $1,627

Moderate Fund                   1 year     3 years     5 years     10 years
Class A(c)                      $712       $1,010       $1,329       $2,233
Class B                         $624(b)    $  996(b)    $1,294(b)    $2,375(d)
Class C                         $224(b)    $  698       $1,198       $2,577
Class Y                         $128       $  411       $  714       $1,580

Moderate Aggressive Fund        1 year     3 years     5 years     10 years
Class A(c)                      $715       $1,022       $1,352       $2,283
Class B                         $627(b)    $1,011(b)    $1,322(b)    $2,433(d)
Class C                         $227(b)    $  709       $1,217       $2,617
Class Y                         $131       $  422       $  735       $1,624

Aggressive Fund                 1 year     3 years     5 years     10 years
Class A(c)                      $717       $1,054       $1,414       $2,427
Class B                         $629(b)    $1,042(b)    $1,381(b)    $2,569(d)
Class C                         $229(b)    $  744       $1,285       $2,767
Class Y                         $133       $  456       $  802       $1,779

Total Equity Fund               1 year     3 years     5 years     10 years
Class A(c)                      $721       $1,076       $1,454       $2,515
Class B                         $633(b)    $1,064(b)    $1,422(b)    $2,656(d)
Class C                         $233(b)    $  766       $1,326       $2,853
Class Y                         $137       $  479       $  844       $1,874

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c)  Includes a 5.75% sales charge.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 30 --

You would pay the following expenses (based on total Fund and underlying fund expenses) if you did not redeem your shares:

Conservative Fund              1 year       3 years     5 years     10 years
Class A(a)                      $600         $931       $1,286       $2,284
Class B                         $210         $713       $1,243       $2,507(c)
Class C                         $210         $713       $1,243       $2,697
Class Y                         $114         $429       $  766       $1,722

Moderate Conservative Fund     1 year       3 years     5 years     10 years
Class A(a)                      $609         $918       $1,249       $2,185
Class B                         $219         $701       $1,210       $2,417(c)
Class C                         $219         $707       $1,223       $2,639
Class Y                         $123         $422       $  731       $1,627

Moderate Fund                  1 year       3 years     5 years     10 years
Class A(b)                      $712       $1,010       $1,329       $2,233
Class B                         $224       $  696       $1,194       $2,375(c)
Class C                         $224       $  698       $1,198       $2,577
Class Y                         $128       $  411       $  714       $1,580

Moderate Aggressive Fund       1 year       3 years     5 years     10 years
Class A(b)                      $715       $1,022       $1,352       $2,283
Class B                         $227       $  711       $1,222       $2,433(c)
Class C                         $227       $  709       $1,217       $2,617
Class Y                         $131       $  422       $  735       $1,624

Aggressive Fund                1 year      3 years      5 years     10 years
Class A(b)                      $717       $1,054       $1,414       $2,427
Class B                         $229       $  742       $1,281       $2,569(c)
Class C                         $229       $  744       $1,285       $2,767
Class Y                         $133       $  456       $  802       $1,779

Total Equity Fund              1 year       3 years     5 years     10 years
Class A(b)                      $721       $1,076       $1,454       $2,515
Class B                         $233       $  764       $1,322       $2,656(c)
Class C                         $233       $  766       $1,326       $2,853
Class Y                         $137       $  479       $  844       $1,874

(a)  Includes a 4.75% sales charge.

(b)  Includes a 5.75% sales charge.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 31 --

RiverSource Precious Metals Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(c)                             0.77%    0.77%   0.77%    0.77%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.48%    0.49%   0.47%    0.58%
Total                                          1.50%    2.26%   2.24%    1.35%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Gold Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $719       $1,022       $1,347       $2,267
Class B                         $729(b)    $1,107(b)    $1,411(b)    $2,408(c)
Class C                         $327(b)    $  701       $1,201       $2,579
Class Y                         $137       $  428       $  740       $1,629

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $719       $1,022       $1,347       $2,267
Class B                         $229       $  707       $1,211       $2,408(b)
Class C                         $227       $  701       $1,201       $2,579
Class Y                         $137       $  428       $  740       $1,629

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 32 --

RiverSource S&P 500 Index Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                Class D  Class E
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                               0%       0%

Annual account fee (for accounts under $10,000)                  $10      $10

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:
                                                                Class D  Class E
Management fees                                                 0.24%    0.24%
Distribution (12b-1) fees                                       0.25%    0.00%
Other expenses(b)                                               0.31%    0.30%
Total                                                           0.80%    0.54%
Fee waiver/expense reimbursement                                0.21%    0.20%
Net expenses(c)                                                 0.59%    0.34%

(a) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class D and 0.34% for Class E.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class D                          $60         $235         $424         $974
Class E                          $35         $153         $282         $661

                                    -- 33 --

RiverSource Select Value Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(c)                             0.74%    0.74%   0.74%    0.74%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.34%    0.35%   0.35%    0.41%
Total                                          1.33%    2.09%   2.09%    1.15%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Multi-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $703       $  972       $1,263       $2,089
Class B                         $712(b)    $1,055(b)    $1,325(b)    $2,231(c)
Class C                         $312(b)    $  655       $1,125       $2,425
Class Y                         $117       $  366       $  634       $1,402

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $703         $972       $1,263       $2,089
Class B                         $212         $655       $1,125       $2,231(b)
Class C                         $212         $655       $1,125       $2,425
Class Y                         $117         $366       $  634       $1,402

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 34 --

RiverSource Selective Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees                                0.52%    0.52%   0.52%    0.52%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.27%    0.28%   0.29%    0.36%
Total                                          1.04%    1.80%   1.81%    0.88%
Fee waiver/expense reimbursement               0.15%    0.16%   0.17%    0.16%
Net expenses(e)                                0.89%    1.64%   1.64%    0.72%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.64% for Class B: 1.64% for Class C and 0.72% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $562         $776       $1,009       $1,677
Class B                         $667(b)      $951(b)    $1,161(b)    $1,907(c)
Class C                         $267(b)      $553       $  965       $2,118
Class Y                         $ 74         $265       $  473       $1,074

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $562         $776       $1,009       $1,677
Class B                         $167         $551       $  961       $1,907(b)
Class C                         $167         $553       $  965       $2,118
Class Y                         $ 74         $265       $  473       $1,074

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 35 --

RiverSource Short Duration U.S. Government Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees                                0.51%    0.51%   0.51%    0.51%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.27%    0.27%   0.28%    0.35%
Total                                          1.03%    1.78%   1.79%    0.86%
Fee waiver/expense reimbursement               0.14%    0.14%   0.15%    0.14%
Net expenses(e)                                0.89%    1.64%   1.64%    0.72%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.64% for Class B: 1.64% for Class C and 0.72% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $562         $774       $1,005       $1,667
Class B                         $667(b)      $947(b)    $1,152(b)    $1,890(c)
Class C                         $267(b)      $549       $  957       $2,098
Class Y                         $ 74         $261       $  464       $1,052
(a) Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:
                                1 year      3 years      5 years     10 years
Class A(a)                      $562         $774       $1,005       $1,667
Class B                         $167         $547       $  952       $1,890(b)
Class C                         $167         $549       $  957       $2,098
Class Y                         $ 74         $261       $  464       $1,052
(a) Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 36 --

RiverSource Small Cap Advantage Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(c)                             0.72%    0.72%   0.72%    0.72%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.35%    0.37%   0.37%    0.42%
Total                                          1.32%    2.09%   2.09%    1.14%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $702       $  970       $1,258       $2,078
Class B                         $712(b)    $1,055(b)    $1,325(b)    $2,228(c)
Class C                         $312(b)    $  655       $1,125       $2,425
Class Y                         $116       $  362       $  629       $1,391

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $702         $970       $1,258       $2,078
Class B                         $212         $655       $1,125       $2,228(b)
Class C                         $212         $655       $1,125       $2,425
Class Y                         $116         $362       $  629       $1,391

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 37 --

RiverSource Small Cap Equity Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(c)                             0.97%    0.97%   0.97%    0.97%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.59%    0.61%   0.60%    0.66%
Total                                          1.81%    2.58%   2.57%    1.63%
Fee waiver/expense reimbursement               0.26%    0.27%   0.26%    0.26%
Net expenses(e)                                1.55%    2.31%   2.31%    1.37%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.003% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.55% for Class A; 2.31% for Class B; 2.31% for Class C and 1.37% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $724       $1,088       $1,477       $2,564
Class B                         $734(b)    $1,177(b)    $1,547(b)    $2,710(c)
Class C                         $334(b)    $  775       $1,343       $2,890
Class Y                         $139       $  489       $  863       $1,916

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $724       $1,088       $1,477       $2,564
Class B                         $234       $  777       $1,347       $2,710(b)
Class C                         $234       $  775       $1,343       $2,890
Class Y                         $139       $  489       $  863       $1,916

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 38 --

RiverSource Small Cap Value Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(c)                             0.87%    0.87%   0.87%    0.87%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.40%    0.42%   0.42%    0.48%
Total(e)                                       1.52%    2.29%   2.29%    1.35%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.59% for Class A; 2.35% for Class B; 2.35% for Class C and 1.42% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $721       $1,028       $1,357       $2,288
Class B                         $732(b)    $1,116(b)    $1,426(b)    $2,436(c)
Class C                         $332(b)    $  716       $1,226       $2,630
Class Y                         $137       $  428       $  740       $1,629

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $721       $1,028       $1,357       $2,288
Class B                         $232       $  716       $1,226       $2,436(b)
Class C                         $232       $  716       $1,226       $2,630
Class Y                         $137       $  428       $  740       $1,629

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 39 --

RiverSource Small Company Index Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%          none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:Class A    Class B Class Y
Management fees                                0.36%    0.36%   0.36%
Distribution (12b-1) fees                      0.25%    1.00%   0.00%
Other expenses(c)                              0.32%    0.33%   0.40%
Total                                          0.93%    1.69%   0.76%
Fee waiver/expense reimbursement               0.04%    0.04%   0.04%
Net expenses(d)                                0.89%    1.65%   0.72%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B and 0.72% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $661         $851       $1,057       $1,653
Class B                         $668(b)      $929(b)    $1,115(b)    $1,797(c)
Class Y                         $ 74         $239       $  419       $  942

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $661         $851       $1,057       $1,653
Class B                         $168         $529       $  915       $1,797(b)
Class Y                         $ 74         $239       $  419       $  942

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 40 --

RiverSource Stock Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(d)                             0.46%    0.46%   0.46%    0.46%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.20%    0.23%   0.23%    0.29%
Total                                          0.91%    1.69%   1.69%    0.75%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $663         $849       $1,051       $1,634
Class B                         $672(b)      $933(b)    $1,119(b)    $1,795(c)
Class C                         $272(b)      $533       $  919       $2,003
Class Y                         $ 77         $240       $  418       $  934

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $663         $849       $1,051       $1,634
Class B                         $172         $533       $  919       $1,795(b)
Class C                         $172         $533       $  919       $2,003
Class Y                         $ 77         $240       $  418       $  934

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 41 --

RiverSource Strategic Allocation Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(d)                             0.49%    0.49%   0.49%    0.49%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.29%    0.31%   0.32%    0.38%
Total                                          1.03%    1.80%   1.81%    0.87%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Flexible Portfolio Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $674         $884       $1,112       $1,766
Class B                         $683(b)      $967(b)    $1,176(b)    $1,918(c)
Class C                         $284(b)      $570       $  981       $2,132
Class Y                         $ 89         $278       $  483       $1,077

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $674         $884       $1,112       $1,766
Class B                         $183         $567       $  976       $1,918(b)
Class C                         $184         $570       $  981       $2,132
Class Y                         $ 89         $278       $  483       $1,077

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 42 --

RiverSource Strategy Aggressive Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%          1%(c)         none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(c)                             0.48%    0.48%   0.48%    0.48%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.50%    0.53%   0.53%    0.56%
Total                                          1.23%    2.01%   2.01%    1.04%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.12% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $693       $  943       $1,213       $1,983
Class B                         $704(b)    $1,031(b)    $1,284(b)    $2,141(c)
Class C                         $304(b)    $  631       $1,084       $2,342
Class Y                         $106       $  331       $  575       $1,276

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $693         $943       $1,213       $1,983
Class B                         $204         $631       $1,084       $2,141(b)
Class C                         $204         $631       $1,084       $2,342
Class Y                         $106         $331       $  575       $1,276

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 43 --

RiverSource Tax-Exempt Bond Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees                                0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(c)                              0.15%    0.16%   0.16%    0.24%
Total                                          0.85%    1.61%   1.61%    0.69%
Fee waiver/expense reimbursement               0.06%    0.06%   0.06%    0.05%
Net expenses(d)                                0.79%    1.55%   1.55%    0.64%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B; 1.55% for Class C and 0.64% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $552         $728       $  919       $1,473
Class B                         $658(b)      $902(b)    $1,071(b)    $1,707(c)
Class C                         $258(b)      $502       $  871       $1,911
Class Y                         $ 65         $216       $  380       $  858

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $552         $728         $919       $1,473
Class B                         $158         $502         $871       $1,707(b)
Class C                         $158         $502         $871       $1,911
Class Y                         $ 65         $216         $380       $  858

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 44 --

RiverSource Tax-Exempt High Income Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees                                0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.13%    0.13%   0.13%    0.24%
Total                                          0.83%    1.58%   1.58%    0.69%
Fee waiver/expense reimbursement               0.04%    0.03%   0.03%    0.05%
Net expenses(e)                                0.79%    1.55%   1.55%    0.64%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B: 1.55% for Class C and 0.64% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $552         $724       $  911       $1,452
Class B                         $658(b)      $896(b)    $1,059(b)    $1,678(c)
Class C                         $258(b)      $496       $  859       $1,881
Class Y                         $ 65         $216       $  380       $  858

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $552         $724         $911       $1,452
Class B                         $158         $496         $859       $1,678(b)
Class C                         $158         $496         $859       $1,881
Class Y                         $ 65         $216         $380       $  858

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 45 --

RiverSource Tax-Exempt Money Market Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                    none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:
Management fees                                0.36%
Distribution (12b-1) fees                      0.10%
Other expenses(a)                              0.30%
Total                                          0.76%

(a) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

From time to time, the investment manager and its affiliates may limit the expenses of the Fund for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
                                  $78        $243         $423         $946

                                    -- 46 --

RiverSource U.S. Government Mortgage Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees                                0.52%    0.52%   0.52%    0.52%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(c)                              0.35%    0.36%   0.35%    0.44%
Total                                          1.12%    1.88%   1.87%    0.96%
Fee waiver/expense reimbursement               0.23%    0.24%   0.23%    0.25%
Net expenses(d)                                0.89%    1.64%   1.64%    0.71%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.64% for Class B; 1.64% for Class C and 0.71% for Class Y.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $562         $793       $1,042       $1,758
Class B                         $667(b)      $968(b)    $1,195(b)    $1,987(c)
Class C                         $267(b)      $566       $  991       $2,177
Class Y                         $ 73         $281       $  507       $1,160

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $562         $793       $1,042       $1,758
Class B                         $167         $568       $  995       $1,987(b)
Class C                         $167         $566       $  991       $2,177
Class Y                         $ 73         $281       $  507       $1,160

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 47 --

RiverSource Value Fund

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B      Class C       Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%      none         none          none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)     5%           1%           none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(c)                             0.72%    0.72%   0.72%    0.72%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.32%    0.34%   0.33%    0.40%
Total                                          1.29%    2.06%   2.05%    1.12%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year      3 years      5 years     10 years
Class A(a)                      $699       $  961       $1,243       $2,047
Class B                         $709(b)    $1,046(b)    $1,309(b)    $2,196(c)
Class C                         $308(b)    $  643       $1,104       $2,384
Class Y                         $114       $  356       $  618       $1,368

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                1 year      3 years      5 years     10 years
Class A(a)                      $699         $961       $1,243       $2,047
Class B                         $209         $646       $1,109       $2,196(b)
Class C                         $208         $643       $1,104       $2,384
Class Y                         $114         $356       $  618       $1,368

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                    -- 48 --

S-6399M A (10/05)

Valid until July 28, 2006.